DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details) - USD ($) $ in Millions		3 Months Ended	9 Months Ended
	Mar. 31, 2017	Mar. 31, 2017	Sep. 30, 2016
Derivative [Line Items]
Hedged Interest Differences Losses	$ 7	$ 7
Gain Of IRST ermination		$ 2	$ 41
Cash On Hend Venezuela	23
Venezuela Blended Exchange Rate		380
Venezuela Net Monetary Balance Sheet Items	$ (8)	$ (8)
Senior Notes Due 2023 Two[Member]
Derivative [Line Items]
Previously Hedge Debt Rate	2.80%	2.80%
Notional Amount Hedge Debt	$ 500	$ 500